Share capital - Summary of Reverse Recapitalization (Parenthetical) (Detail)	Dec. 31, 2023 $ / shares	Dec. 31, 2023 € / shares	Dec. 31, 2022 € / shares	Dec. 14, 2022 $ / shares
Disclosure Of Issuance Of Share For Reverse Recapitalization [Line Items]
Par value per share	$ 0.000001
Ordinary shares [member]
Disclosure Of Issuance Of Share For Reverse Recapitalization [Line Items]
Par value per share | (per share)		€ 0.000001	€ 1	$ 11.5